Subordinated borrowings	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Subordinated borrowings
32 Subordinated borrowings

	Coupon rate	Coupon date	Year of next call	2019	2018
Fixed to floating subordinated notes
EUR 700 million	4%	Annually, April 25	2024	697	696
USD 800 million	5.5%	Semi-annually, April 11	2028	707	693
Fixed subordinated notes
USD 925 million 1)	5.1%	Quarterly, March 15	2024	804	-
At December 31				2,207	1,389

1	Issued by a subsidiary of, and guaranteed by Aegon N.V.
The subordinated debt securities of USD 925 million issued on October 22, 2019 have a fixed coupon of 5.1%. The securities are first callable on December 15, 2024 and maturing on December 15, 2049.
The subordinated debt securities of USD 800 million issued on April 11, 2018 have a fixed coupon of 5.5% until the first call date and floating thereafter with a margin including a 100 basis points step-up.
The securities are first callable on April 11, 2028 and maturing on April 11, 2048.
These securities are subordinated and rank senior to the junior perpetual capital securities and the perpetual contingent convertible securities, equally with the perpetual cumulative subordinated bonds and junior to all other liabilities. The conditions of the securities contain certain provisions for optional and required deferral of interest payments. There have been no defaults or breaches of conditions during the period.
The fair value of these loans amounted to EUR 2,416 million (2018: EUR 1,355 million).

Aegon N.V [member]
Statement [LineItems]
Subordinated borrowings
15 Subordinated borrowings

	Coupon rate	Coupon date	Year of next call	2019	2018
Fixed to floating subordinated notes
EUR 700 million	4%	Annually, April 25	2024	697	696
USD 800 million	5.5%	Semi-annually, April 11	2028	707	693
At December 31				1,403	1,389
The subordinated debt securities of USD 800 million issued on April 11, 2018 have a fixed coupon of 5.5% until the first call date and floating thereafter with a margin including a 100 basis points step-up.
The securities are first callable on April 11, 2028 and maturing on April 11, 2048.
These securities are subordinated and rank senior to the junior perpetual capital securities, equally with the perpetual cumulative subordinated bonds and junior to all other liabilities. The conditions of the securities contain certain provisions for optional and required deferral of interest payments. There have been no defaults or breaches of conditions during the period.
The fair value of these loans amounted to EUR 1,560 million (2018: EUR 1,355 million).